As Filed with the U.S. Securities and Exchange Commission on July 14, 2016
1933 Act File No. 033-19589
1940 Act File No. 811-05447

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 82 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 84 ☒
(Check appropriate box or boxes.)
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American Century Quantitative Equity Funds, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: August 14, 2016

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 14, 2016 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, this Post-Effective Amendment No. 82 is being filed for the sole purpose of designating a new effective date, August 14, 2016, for the Registrant's Post-Effective Amendment No. 72 previously filed on September 25, 2015 pursuant to Rule 485(a). The effectiveness of Post-Effective Amendment No. 72 was previously delayed pursuant to Rule 485(b)(1)(iii) as follows: Post-Effective Amendment No. 75 filed on December 17, 2015; Post-Effective Amendment No. 76 filed on January 15, 2016; Post-Effective Amendment No. 77 filed on February 12, 2016; Post-Effective Amendment No. 78 filed on March 16, 2016; Post-Effective Amendment No. 79 filed on April 15, 2016; Post-Effective Amendment No. 80 filed on May 13, 2016; and Post-Effective Amendment No. 81 filed on June 13, 2016.

This Post-Effective Amendment No. 82 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 14th day of July, 2016.

American Century Quantitative Equity Funds, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	July 14, 2016

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	July 14, 2016

* _________________________________ Tanya S. Beder	Director	July 14, 2016

* _________________________________ Jeremy I. Bulow	Director	July 14, 2016

* _________________________________ Anne Casscells	Director	July 14, 2016

* _________________________________ Ronald J. Gilson	Chairman of the Board and Director	July 14, 2016

* _________________________________ Frederick L.A. Grauer	Director	July 14, 2016

* _________________________________ Jonathan D. Levin	Director	July 14, 2016

* _________________________________ Peter F. Pervere	Director	July 14, 2016

* _________________________________ John B. Shoven	Director	July 14, 2016

*By:	/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Attorney in Fact
(pursuant to Power of Attorney
dated June 14, 2016 and filed herewith)

I, the undersigned Director/Trustee/Officer of the following investment companies:
AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
AMERICAN CENTURY GOVERNMENT INCOME TRUST
AMERICAN CENTURY INTERNATIONAL BOND FUNDS
AMERICAN CENTURY INVESTMENT TRUST
AMERICAN CENTURY MUNICIPAL TRUST
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
AMERICAN CENTURY TARGET MATURITIES TRUST
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(“the Funds”)
hereby constitute and appoint, Ashley L. Bergus, Ryan L. Blaine, Brian L. Brogan, Christine J. Crossley, Danielle D. Doerhoff, Kathleen Gunja Nelson, Daniel K. Richardson, and Giles M. Walsh, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, (a) to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith; (b) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with all laws relating to the sale of securities of the Fund; and (c) generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 14, 2016.
This power of attorney may be executed in counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.
WITNESS my hand on this 14th day of June, 2016.

/s/ Tanya S. Beder	/s/ Jeremy I. Bulow
Tanya S. Beder, Director/Trustee	Jeremy I. Bulow, Director/Trustee

/s/ Anne Casscells	/s/ Ronald J. Gilson
Anne Casscells, Director/Trustee	Ronald J. Gilson, Director/Trustee

/s/ Frederick L.A. Grauer	/s/ Jonathan D. Levin
Frederick L.A. Grauer, Director/Trustee	Jonathan D. Levin, Director/Trustee

/s/ Peter F. Pervere	/s/ John B. Shoven
Peter F. Pervere, Director/Trustee	John B. Shoven, Director/Trustee

/s/ Jonathan S. Thomas	/s/ C. Jean Wade
Jonathan S. Thomas, President and Director/Trustee	C. Jean Wade, Vice President, Treasurer, and Chief Financial Officer

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
AMERICAN CENTURY GOVERNMENT INCOME TRUST
AMERICAN CENTURY INTERNATIONAL BOND FUNDS
AMERICAN CENTURY INVESTMENT TRUST
AMERICAN CENTURY MUNICIPAL TRUST
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
AMERICAN CENTURY TARGET MATURITIES TRUST
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(collectively, the “Funds”)

I, Ward D. Stauffer, Secretary of the above-referenced corporations and trusts, do hereby certify that the following is a true copy of certain resolutions adopted by the Board of Directors or Trustees, as appropriate, of the above-referenced corporations and trusts on June 14, 2016, and that such resolutions have not been rescinded or modified and are not inconsistent with the Certificate of Incorporation, Declaration of Trust or Bylaws of the corporations or trusts.

WHEREAS:

•
Pursuant to a duly-executed Power of Attorney, the Directors/Trustees and officers of American Century Investment Trust, American Century California Tax-Free and Municipal Funds, American Century Target Maturities Trust, American Century Municipal Trust, American Century Government Income Trust, American Century Quantitative Equity Funds, Inc., American Century Variable Portfolios II, Inc., and American Century International Bond Funds (collectively, the “Funds”) have appointed Ashley L. Bergus, Ryan L. Blaine, Brian L. Brogan, Christine J. Crossley, Danielle D. Doerhoff, Kathleen Gunja Nelson, Daniel K. Richardson, and Giles M. Walsh, each of them singly, their true and lawful attorneys-in-fact, with full power of substitution, and with full power to each, for the purpose of signing on their behalf registration statements and other related documents of the Funds for the purpose of complying with all laws relating to the sale of securities of the Funds and to do all such things in their names and behalf in connection therewith.

•
Such attorneys-in-fact may, from time to time, sign documents, including registration statements, amendments or supplements thereto and instruments in connection therewith, on behalf of directors and officers who have appointed them.

RESOLVED, that the Directors/Trustees hereby authorize such attorneys-in-fact to sign the documents of the Funds, including registration statements, amendments or supplements thereto and instruments in connection therewith, pursuant to the Power of Attorney so executed by the Directors/Trustees and certain officers of the Funds.

IN WITNESS WHEREOF, I have hereunto set my hand this 14th day of June, 2016.

/s/ Ward D. Stauffer
Ward D. Stauffer
Secretary